Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information
21.	Segment information

The Company's operations relate to providing IT services and solutions, delivered to customers operating in various industry segments. Accordingly, during predecessor period revenues represented along industry segments comprised the principal basis of segmental information set out in these consolidated financial statements. Secondary segmental reporting was performed on the basis of the geographical location of the customers. Consequent to iGATE acquiring majority ownership in the Company, there has been change in operational and management structure of the Company. With this change, the Board of Directors and Chief Executive Officer of the Company review the performance of the Company as one primary segment. Secondary segmental reporting continues to be performed on the basis of the geographical segmentation since Company operates in various countries. The segment disclosure for corresponding earlier periods is accordingly reinstated to as one segment.

Patni's geographic segmentation is based on location of customers and comprises United States of America ("USA"), Europe, Japan, India and Others. Revenue in relation to geographic segments is categorized based on the location of the specific customer entity for which services are performed irrespective of the customer entity that is billed for the services and whether the services are delivered onsite or offshore. Categorization of customer related assets and liabilities in relation to geographic segments is based on the location of the specific customer entity which is billed for the services.

Substantial portion of Patni's long lived assets (property and equipment and leasehold land) are located in India. This amounts to $215.5 million as of December 31, 2011.

Geographic segments	(dollars in thousands)

Particulars	USA	Europe	Japan	India	Others	Total
January 1, 2011 through May 15, 2011
Predecessor
Net revenues	$218,462	$36,753	$7,752	$6,139	$10,776	$279,882

May 16, 2011 through December 31, 2011
Successor
Net revenues	$372,026	$67,595	$14,333	$10,912	$14,583	$479,449
Accounts receivables, net	98,620	24,259	2,267	2,952	4,747	$132,845
Billings in excess of cost and estimated earnings on uncompleted contracts	(4,698)	(10,822)	(2,379)	(114)	(691)	($18,704)

Advance from customers	(1,310)	(657)	(75)	(30)	(32)	($2,104)
Unbilled revenue	22,003	5,127	648	587	1,695	$30,060

As of and for the year ended December 31, 2010
Predecessor
Net revenues	$560,261	$80,289	$21,885	$15,462	$23,802	$701,699
Accounts receivables, net	94,155	16,680	1,675	4,881	4,161	$121,552
Billings in excess of cost and estimated earnings on uncompleted contracts	(4,067)	(11,003)	(1,889)	(155)	(807)	($17,921)

Advance from customers	(938)	(348)	(139)	(6)	(43)	($1,474)
Unbilled revenue	20,791	6,288	1,013	808	1,831	$30,731

As of and for the year ended December 31, 2009
Predecessor
Net revenues	$517,254	$83,477	$23,206	$6,761	$25,220	$655,918
Accounts receivables, net	89,143	14,287	1,898	1,566	2,515	$109,409
Billings in excess of cost and estimated earnings on uncompleted contracts	(2,862)	(826)	(1,589)	(52)	(389)	($5,718)

Advance from customers	(757)	(321)	(47)	(12)	(37)	($1,174)
Unbilled revenue	11,363	4,910	464	524	2,476	$19,737

The following is a concentration of revenues greater than 10% for the periods shown:

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	Year ended December 31,
			2010	2009
Revenues:	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
General Electric Company	11%	11%	11%	10%
State Farm Insurance	9%	10%	11%	12%

Net receivables for these customers as at December 31, 2011 and 2010 amounted to 20% and 19% of the total net receivables, respectively.